Financial Instruments (Details 3) - Level 2 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Volatility +10%	$ (17)
Volatility -10%	48
Share price + 10%	(361)
Share price - 10%	$ 424